Note 3 - Going Concern (Details Narrative) - USD ($)	6 Months Ended	14 Months Ended
	Jun. 30, 2016	Jun. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern, Net Income Loss	$ 2,742,485
Going Concern, Description		The Company has accumulated losses of $10,737,132 since inception.